OTHER FINANCIAL ITEMS, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Capital lease obligations, and related restricted cash	Dec. 31, 2012 Capital lease obligations, and related restricted cash	Dec. 31, 2011 Capital lease obligations, and related restricted cash	Dec. 31, 2013 Interest rate swap	Dec. 31, 2012 Interest rate swap	Dec. 31, 2011 Interest rate swap	Dec. 31, 2013 Foreign exchange contract	Dec. 31, 2012 Foreign exchange contract	Dec. 31, 2011 Foreign exchange contract	Dec. 31, 2013 Line of credit Secured debt $1.125 billion newbuild facility	Jul. 26, 2013 Line of credit Secured debt $1.125 billion newbuild facility
Other financial items, net:
Mark-to-market adjustment on derivatives							$ 56,461,000	$ 1,223,000	$ (10,057,000)	$ 719,000	$ 6,485,000	$ (1,417,000)
Interest rate swap cash settlements							(10,626,000)	(12,258,000)	(14,201,000)
Foreign Currency Transaction Gain (Loss), Unrealized	277,000	(11,905,000)	(1,669,000)	0	(5,645,000)	182,000
Debt Issuance Cost	5,632,000	1,766,000	930,000
Amortization of deferred charges and debt guarantee	(1,120,000)	(1,900,000)	(1,484,000)
Foreign Currency Transaction Gain (Loss), Realized	(1,583,000)	94,000	(945,000)
Other Nonoperating Miscellaneous Income (Expense), Other	0	4,000	(234,000)
Other financial items, net	38,219,000	(13,763,000)	(29,086,000)
Line of Credit Facility, Maximum Borrowing Capacity													$ 1,125,000,000.000	$ 1,125,000,000.000